Financial Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
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Disclosure Financial Assets And Financial Liabilities Continuing To Be Measured At Fair Value
As of December 31, 2021, financial assets and financial liabilities continuing to be measured at fair value are listed as follows in three levels:

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Accounts receivable:
– Derivative financial assets	2,625	1,288	—	3,913
Financial assets at fair value through other comprehensive income:
– Bills receivable	—	—	3,975	3,975
– Other Investments	905	—	263	1,168

	3,530	1,288	4,238	9,056

Liabilities
Accounts payable and accrued liabilities:
– Derivative financial liabilities	726	3,155	—	3,881

	726	3,155	—	3,881

As of December 31, 2020, financial assets and financial liabilities continuing to be measured at fair value are listed as follows in three levels:

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Accounts receivable:
– Derivative financial assets	238	1,173	—	1,411
Financial assets at fair value through other comprehensive income:
– Bills receivable	—	—	8,076	8,076
– Other Investments	653	—	249	902

	891	1,173	8,325	10,389

Liabilities
Accounts payable and accrued liabilities:
– Derivative financial liabilities	2,813	896	—	3,709

	2,813	896	—	3,709